[EQUITABLE FINANCIAL LOGO]	REBECCA MALANGA
Counsel
(908) 763-2888
Rebecca.Malanga@equitable.com

February 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company (“Equitable Financial”)

Form N-4 Registration Statement

Retirement Cornerstone® 19 Series E

Separate Account No. 70

File No. 333-229769 and 811-22651

CIK #0001537470

Commissioners:

On behalf of Equitable Financial, we are filing herewith, electronically via EDGAR, Equitable Financial’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (908) 763-2888 if you have any questions or comments.

Very truly yours,

/s/ Rebecca Malanga
Rebecca Malanga